Loans and Leases (Purchased Non-covered Loan Portfolio) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Purchased Non Covered Loans [Line Items]
Purchase Non-Covered Loans	$ 41,534	$ 4,799
Total loans and leases, Percentage	100.00%	100.00%
Real Estate [Member]
Purchased Non Covered Loans [Line Items]
Purchase Non-Covered Loans	29,283	71
Total loans and leases, Percentage	70.50%	1.50%
Commercial and Industrial [Member]
Purchased Non Covered Loans [Line Items]
Purchase Non-Covered Loans	5,333	631
Total loans and leases, Percentage	12.80%	13.10%
Consumer [Member]
Purchased Non Covered Loans [Line Items]
Purchase Non-Covered Loans	4,168	4,001
Total loans and leases, Percentage	10.00%	83.40%
Other [Member]
Purchased Non Covered Loans [Line Items]
Purchase Non-Covered Loans	$ 2,750	$ 96
Total loans and leases, Percentage	6.70%	2.00%